Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of accrued expenses and other liabilities [Abstract]
Accrued payroll and welfare	$ 463,232	$ 393,740
Other payable for leasehold improvements	1,532,075	1,428,073
Accrued professional service expenses	231,992	127,787
Other current liabilities	819,677	287,705
Total	$ 3,046,976	$ 2,237,305